Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Delaware Group Equity Funds I
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Amendment Flag	false
Central Index Key	0000027801
Document Effective Date	Feb. 28, 2017
Document Creation Date	Feb. 27, 2017
Delaware Mid Cap Value Fund | Class A
Document and Entity Information:
Trading Symbol	DLMAX
Delaware Mid Cap Value Fund | Class C
Document and Entity Information:
Trading Symbol	DLMCX
Delaware Mid Cap Value Fund | Class R
Document and Entity Information:
Trading Symbol	DLMRX
Delaware Mid Cap Value Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DLMIX